Borrowings - Schedule of Long-Term Borrowings (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Car loans [Member]
Car loans
Current portion	$ 4,475	$ 8,781
Non-current portion
Total long-term	4,475	8,781
Bank loans [Member]
Car loans
Current portion	98,126
Non-current portion		96,264
Total long-term	$ 98,126	$ 96,264